Debt Obligations, Debt Covenants (Details) - USD ($)	1 Months Ended
	Feb. 28, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Dec. 31, 2017
CLO V
Debt Covenants
Current overcollateralization ratio for cash flow triggers (as a percent)	130.72%	130.72%	130.72%	130.72%	130.72%	130.72%
Limit overcollateralization ratio for cash flow triggers (as a percent)	129.72%
Current interest coverage ratio for cash flow triggers (as a percent)	214.53%
Limit interest coverage ratio for cash flow triggers (as a percent)	120.00%
CLO VI
Debt Covenants
Current overcollateralization ratio for cash flow triggers (as a percent)	129.87%	129.87%	129.87%	129.87%	129.87%	129.87%
Limit overcollateralization ratio for cash flow triggers (as a percent)	128.87%
Current interest coverage ratio for cash flow triggers (as a percent)	249.66%
Limit interest coverage ratio for cash flow triggers (as a percent)	120.00%
CLO VII
Debt Covenants
Current overcollateralization ratio for cash flow triggers (as a percent)	129.03%	129.03%	129.03%	129.03%
Limit overcollateralization ratio for cash flow triggers (as a percent)	128.03%
Current interest coverage ratio for cash flow triggers (as a percent)	245.32%
Limit interest coverage ratio for cash flow triggers (as a percent)	120.00%
CLO VIII
Debt Covenants
Current overcollateralization ratio for cash flow triggers (as a percent)	129.03%	129.03%	129.03%
Limit overcollateralization ratio for cash flow triggers (as a percent)	128.03%
Current interest coverage ratio for cash flow triggers (as a percent)	322.10%
Limit interest coverage ratio for cash flow triggers (as a percent)	120.00%
CLO IX
Debt Covenants
Current overcollateralization ratio for cash flow triggers (as a percent)	134.68%	134.68%
Limit overcollateralization ratio for cash flow triggers (as a percent)	133.68%
Current interest coverage ratio for cash flow triggers (as a percent)	264.20%
Limit interest coverage ratio for cash flow triggers (as a percent)	120.00%
Junior subordinated notes
Debt Covenants
Amount payable on default of senior debt							$ 0